Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Popular Income Plus Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001862971
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 20, 2023
Document Effective Date	dei_DocumentEffectiveDate	Dec. 20, 2023
Prospectus Date	rr_ProspectusDate	Dec. 20, 2023
Popular Income Plus Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of Popular Income Plus Fund, Inc. (the “Fund”) is to seek to provide a high level of current income that is consistent with the tax advantages offered by Puerto Rico investment companies.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to your financial professional or your selected securities dealer, broker, investment adviser, service provider or industry professional (each, a “Financial Intermediary”), which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your spouse and children whose principal residence is within Puerto Rico, invest or agree to invest in the future, at least $50,000 in the Popular Family of Funds (as defined below). More information about these and other discounts is available from your Financial Intermediary and in the “Shareholder Information” section of the Fund’s prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the previous expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your spouse and children whose principal residence is within Puerto Rico, invest or agree to invest in the future, at least $50,000 in the Popular Family of Funds (as defined below).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Distribution and/or Service (12b-1) Fee reflects current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, at least 95% of the Fund’s total assets will be invested in fixed-income securities that are rated, at the time of purchase, within the four highest rating categories of Moody’s Investor Services, Inc. (“Moody’s”), S&P Global Ratings, a Division of S&P Global Inc. (“S&P”), Fitch Ratings (“Fitch”) or any other nationally recognized rating organization, or, if not rated, are considered by the Adviser to be of comparable credit quality. The Fund may invest up to 5% of its total assets in securities which are rated below the highest rating category and which may be rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. For these purposes a security “below investment grade” means a security for which the highest credit rating from any of S&P, Moody’s or Fitch does not satisfy one of the following criteria (i) “BBB-” or higher by S&P, (ii) “Baa3” or higher by Moody’s, (iii) “BBB-” or higher by Fitch.

The Fund will invest at least 67% of its assets in fixed-income securities issued by Puerto Rico issuers (“Puerto Rico Assets”), consisting of:

●	Notes, bonds, and discount notes issued or guaranteed by the Commonwealth of Puerto Rico and its political subdivisions, agencies, public corporations or instrumentalities (“Puerto Rico Government Obligations”);

●	Mortgage-backed securities backed by mortgage loans on real property located in Puerto Rico, such as Government National Mortgage Association (“GNMA”), the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) mortgage-backed securities, and collateralized mortgage obligations (“CMOs”) secured by Puerto Rico mortgages;

●	Debt securities, including corporate bonds and notes, issued or guaranteed by corporations, partnerships or other entities organized under the laws of Puerto Rico, which are actively engaged in business in Puerto Rico or, if organized under the laws of another jurisdiction, derive at least 80% of their gross income from Puerto Rico sources (“Puerto Rico Entities”);

●	Asset-backed securities backed by assets located in Puerto Rico;

●	Non-convertible preferred stock issued by Puerto Rico Entities;

●	Repurchase agreements with Puerto Rico Entities;

●	Equity and debt securities of other Puerto Rico investment companies, subject to the limits described below; and

●	Deposit accounts with Puerto Rico banking institutions.

The Fund will invest up to 33% of its assets in obligations of issuers located in the United States and its territories and possessions (“Non-Puerto Rico Assets”), consisting principally of the following securities:

●	Debt securities, which are notes, bonds, and discount notes, issued or guaranteed by the U.S. Government, its agencies or instrumentalities as well as entities sponsored by governmental entities, including the Federal Home Loan Bank, Farm Credit Bank, FNMA and FHLMC (“U.S. Government Obligations”) or by any state, territory or possession of the United States of America or any political subdivision of such state;

●	Mortgage-backed securities backed by mortgage loans on real property located in any state, territory or possession of the United States such as GNMA, FNMA, and FHLMC mortgage-backed securities, and CMOs;

●	Debt securities issued or guaranteed by privately- and publicly-owned corporations, including corporate bonds and notes; and

●	Non-convertible preferred stock issued by U.S. entities.

The Fund may invest in securities having a wide range of maturities.

The Fund will enter into credit default swaps in order to obtain exposure to the United States corporate debt market. The Fund will generally seek to invest in CDSs involving an index or a basket of a broad number of issuers. The Fund will act as a net seller of credit default risks and receive the periodic fees in exchange for taking the contingent credit risk. Although the Fund may act sometimes as a buyer of credit default risk for hedging or risk management purposes, the Fund’s aggregate exposure to the credit default market will be as a seller of credit default risk. The aggregate market value of credit default swaps outstanding at any time shall not exceed 10% of the Fund’s total assets. Any asset or liability reflected on the Fund’s balance sheet related to credit default swap investments will be treated as a Non-Puerto Rico Asset (as defined below) for purposes of complying with the requirements of investing 67% of its assets in Puerto Rico securities. The Fund may also invest in indexed securities whose value is linked to interest rates, commodities, indices, or other financial indicators.

The Fund intends to increase the amounts available for investment through borrowings, which shall not at any time exceed 33 1⁄3% of the Fund’s total assets.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund is designed solely for Puerto Rico Investors (as defined in the section entitled “Taxation” below). The tax treatment of this Fund differs from that typically accorded to other investment companies registered under the 1940 Act that qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “U.S. Code”).

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Bloomberg U.S. Aggregate Bond Index (“Benchmark Index”). To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and assumes a sales charge of 2.5%. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.popularfunds.com or can be obtained by phone at 787-754-4488.

The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

The Benchmark Index is designed to measure the performance of investment grade, dollar-denominated, fixed-rate taxable bond market.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	787-754-4488
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.popularfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the ten-year period shown in the bar chart, the highest return for a quarter was 10.02% (quarter ended March 31, 2018) and the lowest return for a quarter was -15.91% (quarter ended September 30, 2013). The year-to-date return as of September 30, 2023 was -1.82%.

Performance Table Heading	rr_PerformanceTableHeading	For the periods ended 12/31/2022 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and assumes a sales charge of 2.5%.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After-tax returns do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only, and the after-tax returns for Class C Shares and Class I Institutional Shares will vary.
Popular Income Plus Fund | Bloomberg U.S. Aggregate Bond Index (Reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.01%)
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.06%
Popular Income Plus Fund | Risk Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	As with any mutual fund, you could lose money on your investment in the Fund.
Popular Income Plus Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Popular Income Plus Fund | Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Risk. There can be no assurance that the Fund will achieve its investment objective. The ability of the Fund to achieve its investment objective is subject to a number of risks, including, but not limited to, market risk, credit risk, regulatory risk and liquidity risk. The Fund is also subject to manager risk, which is the risk that poor security selection by the Adviser will cause the Fund to underperform other funds with a similar investment objective.

Popular Income Plus Fund | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. There is a risk that you could lose all or a portion of your investment in the Fund and that the income you receive from your investment may vary. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Fund and its investments.

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now developed into a global pandemic. This pandemic has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other pandemics and epidemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the novel coronavirus pandemic may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the pandemic may last for an extended period of time.

Popular Income Plus Fund | Puerto Rico Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Puerto Rico Risk. The Fund will invest 67% of its assets in Puerto Rico Assets. Therefore, the Fund will be more susceptible to factors adversely affecting issuers of Puerto Rico bonds than an investment company that is not concentrated in Puerto Rico bonds to this degree. This makes the Fund more susceptible to economic, political, or regulatory occurrences in Puerto Rico than a geographically diversified fund.

Because the Fund invests a substantial portion of its assets in Puerto Rico bonds, the Fund’s net asset value and cash flow may fluctuate due to market conditions affecting these securities. Any future adverse developments in Puerto Rico could result in additional interruptions in cash flow on debt payments, which may result in more price volatility across Puerto Rico securities. There can be no assurance that any additional defaults by Puerto Rico and other Puerto Rico instrumentalities will not have an additional adverse impact on the Fund’s net investment income.

Popular Income Plus Fund | Debt Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Debt Securities Risk. Debt securities, such as bonds, involve interest rate risk, credit risk, call risk, income risk and extension risk.
Popular Income Plus Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. The Fund will invest in fixed-income securities that are subject to interest rate risks. Interest rate risk is the risk that prices of fixed-income securities generally decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

Popular Income Plus Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk. Credit risk is the risk that the issuer will be unable to pay the interest or principal on its obligations when due. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation. The price of fixed-income securities will generally fall if the issuer defaults on its obligation to pay principal or interest, the rating agencies downgrade the issuer’s credit ratings or other news affects the market’s perception of the issuer’s credit risk.

Popular Income Plus Fund | Call and Income Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Call and Income Risk. The Fund is also subject to “call risk,” which is the chance that during periods of falling interest rates, an issuer will “call” – or repay – a relatively high-yielding debt security before the security’s maturity date. Mortgage-backed securities, for example, will generally be paid off early due to homeowners refinancing their mortgages during periods of falling interest rates. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for longer-term bonds. Income risk is the risk that falling interest rates will cause the Fund’s income to decline. Income risk is generally low for long-term bonds.

Popular Income Plus Fund | Extension Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Extension Risk. When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these obligations to fall.
Popular Income Plus Fund | Credit Ratings Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Ratings Risk. The Fund intends to invest at least 95% of its total assets in fixed-income securities that, at the time of purchase, are rated within the four highest rating categories by one or more nationally recognized statistical rating organizations or that the Adviser believes are of comparable credit quality. The credit ratings issued by the rating organizations may not reflect fully the true risks of an investment. Rating organizations may fail to change timely a credit rating to reflect changes in economic or company conditions that may affect a security’s market value. The Fund may also invest up to 5% of its total assets in securities which are rated below investment grade (also known as “junk bonds”) or, if unrated, are considered by the Adviser to be of comparable credit quality. Obligations with ratings below investment grade are speculative with respect to the capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation and generally involve greater volatility of price than obligations in higher rating categories.

Popular Income Plus Fund | Risks of Leverage [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Leverage. Use of leverage is a speculative investment technique and involves increased risk for shareholders, including the possibility of higher volatility of the net asset value of the Fund’s shares. In a declining market the use of leverage will cause the Fund’s net asset value to decrease more than it would if the Fund did not use leverage.

Popular Income Plus Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. As a non-diversified fund, the Fund may invest a relatively high percentage of its assets in a small number of issuers. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. Additionally, the value of the shares is more susceptible to losses related to any single economic, political or regulatory occurrence than the value of shares of a more widely diversified fund.

Popular Income Plus Fund | Mortgage-Backed Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Mortgage-Backed Securities Risk. Mortgage-backed securities, in general, differ from investments in traditional debt securities in that, among other things, principal may be prepaid at any time due to prepayments by the obligors on the underlying obligations. The yield of the Fund will depend in part on the rate at which principal payments are made on such securities, which will in turn depend on the rate at which principal prepayments are made on the underlying mortgage loans. The yield to maturity on mortgage-backed securities offered at a discount from or a premium over their principal amount will depend on, among other things, the rate and timing of payments of principal (including prepayments) on the mortgage loans underlying the mortgage-backed securities. Such yield may be adversely affected by a higher or lower than anticipated rate of principal prepayments on the mortgage loans underlying the mortgage-backed securities. Therefore, since a sizeable portion of the assets of the Fund is expected to be invested in mortgage-backed securities, the potential for increasing the Fund’s exposure to these and other risks related to such securities might cause the net income generated by the Fund to fluctuate more than otherwise would be the case.

Changes in the rate of prepayment of the underlying mortgage loans will have a direct impact upon the maturity structure of mortgage-backed securities. An increase in the rate of prepayment of the underlying mortgage loans will lead to an acceleration in the principal returns and a reduction in the average life of the mortgage-backed security. A reduction in the rate of prepayment, on the other hand, will lead to fewer principal returns and an extension of the average life of the mortgage-backed security. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates and more likely to decline in value (this is known as extension risk).

Prepayments are influenced by a variety of economic, geographic, demographic and other factors, including, among others, prevailing mortgage market interest rates, local and regional economic conditions and homeowner mobility. Generally, however, prepayments will increase during periods of declining interest rates and decrease during periods of rising interest rates.

Popular Income Plus Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Certain types of securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury.

Popular Income Plus Fund | Municipal Obligations Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Municipal Obligations Risk. The Fund may invest, either directly or through conduit transactions, in municipal obligations. Municipal Obligations share the attributes of debt/fixed-income securities in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. Municipal obligations are subject to credit and market risk. Generally, prices of higher-quality issues tend to fluctuate less with changes in market interest rates than prices of lower-quality issues and prices of longer-maturity issues tend to fluctuate more than prices of shorter-maturity issues. Prices and yields on municipal obligations are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The perceived increased likelihood of default among issuers of municipal obligations has resulted in constrained illiquidity, increased price volatility and credit downgrades of issuers of municipal obligations. Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors.

Popular Income Plus Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. The Fund’s use of derivatives may increase its costs, reduce the Fund’s returns and/or increase volatility. Derivatives involve significant risks, including:

Leverage Risk. The Fund’s use of derivatives can magnify the Fund’s gains and losses. Relatively small market movements may result in large changes in the value of a derivatives position and can result in losses that greatly exceed the amount originally invested.

Market Risk. Some derivatives are more sensitive to interest rate changes and market price fluctuations than other securities. The Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Adviser may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

Counterparty Risk. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will be unable or unwilling to fulfill its contractual obligation, and the related risks of having concentrated exposure to such a counterparty.

Illiquidity Risk. The possible lack of a liquid secondary market for derivatives and the resulting inability of the Fund to sell or otherwise close a derivatives position could expose the Fund to losses and could make derivatives more difficult for the Fund to value accurately.

Operational Risk. The use of derivatives includes the risk of potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error.

Legal Risk. The risk of insufficient documentation, insufficient capacity or authority of counterparty, or legality or enforceability of a contract.

Volatility and Correlation Risk. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate with the overall securities markets.

Valuation Risk. Valuation for derivatives may not be readily available in the market. Valuation may be more difficult in times of market turmoil since many investors and market makers may be reluctant to purchase complex instruments or quote prices for them.

Hedging Risk. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that the Fund’s hedging transactions will be effective. The use of hedging may result in certain adverse tax consequences.

Tax Risk. Certain aspects of the tax treatment of derivative instruments, including swap agreements and commodity-linked derivative instruments, are currently unclear and may be affected by changes in legislation, regulations or other legally binding authority. Such treatment may be less favorable than that given to a direct investment in an underlying asset and may adversely affect the timing, character and amount of income the Fund realizes from its investments.

Regulatory Risk. Derivative contracts are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) in the United States and under comparable regimes in Europe, Asia and other non-U.S. jurisdictions. Under the Dodd-Frank Act, with respect to uncleared swaps, swap dealers are required to collect variation margin from the Fund and may be required by applicable regulations to collect initial margin from the Fund. Both initial and variation margin may be comprised of cash and/or securities, subject to applicable regulatory haircuts. Shares of investment companies (other than certain money market funds) may not be posted as collateral under applicable regulations. In addition, regulations adopted by global prudential regulators that are now in effect require certain bank-regulated counterparties and certain of their affiliates to include in certain financial contracts, including many derivatives contracts, terms that delay or restrict the rights of counterparties, such as the Fund, to terminate such contracts, foreclose upon collateral, exercise other default rights or restrict transfers of credit support in the event that the counterparty and/or its affiliates are subject to certain types of resolution or insolvency proceedings. The implementation of these requirements with respect to derivatives, as well as regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of other derivatives, may increase the costs and risks to the Fund of trading in these instruments and, as a result, may affect returns to investors in the Fund.

Popular Income Plus Fund | Risks Specific to Certain Derivatives Used by the Fund [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks Specific to Certain Derivatives Used by the Fund:

Swaps. Swap agreements, including total return swaps that may be referred to as contracts for difference, are two-party contracts entered into for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which can be adjusted for an interest factor. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Swap agreements may also involve the risk that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty and the return on the referenced asset. In addition, swap agreements are subject to market and illiquidity risk, leverage risk and hedging risk.

Credit Default Swaps. Credit default swaps may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” may be obligated to pay the protection “seller” an up-front payment or a periodic stream of payments over the term of the contract, provided generally that no credit event on a reference obligation has occurred. Credit default swaps involve special risks in addition to those mentioned above because they are difficult to value, are highly susceptible to illiquid investments risk and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Popular Income Plus Fund | Indexed Securities Risks [Member]
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Risk [Text Block]	rr_RiskTextBlock

Indexed Securities Risks. Indexed securities provide a potential return based on a particular index of value or interest rates. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself. The Fund’s return on these securities will be subject to risk with respect to the value of the particular index.

Popular Income Plus Fund | Preferred Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Preferred Securities Risk. Preferred securities may pay fixed or adjustable rates of return. Preferred securities are subject to issuer-specific and market risks applicable generally to equity securities. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Popular Income Plus Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk. The Fund may enter into certain types of repurchase agreements, In the event of default by a repurchase agreement counterparty under any repurchase agreement the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the securities underlying such repurchase agreements. In the event of a default, instead of the contractual fixed rate of return, the rate of return to the Fund will be dependent upon intervening fluctuations of the market values of such underlying securities and the accrued interest on the underlying securities. In such event, the Fund would have rights against the respective counterparty for breach of contract with respect to any losses resulting from market fluctuations following the failure of such counterparty to perform. In addition, fluctuations in the amounts paid on the repurchase agreements entered into by the Fund, may reduce the amounts available for dividend distributions to shareholders.

The yield on repurchase agreements depends on a variety of factors, including, but not limited to, general, municipal and fixed-income securities market conditions, the amount being invested, the financial condition of the respective counterparty, and the maturity and credit quality of the security involved in each transaction.

The Fund intends to always act as the borrower rather than the lender in repurchase agreements. The use of repurchase agreements may involve additional risks including counterparty risk. In the event of default where either the borrower is unable to pay the principal or the lender fails to return the collateral, the non-defaulting party will have contractual remedies pursuant to the agreement related to the transaction. The Fund intends to enter into repurchase agreements only with selected counterparties that meet certain standards.

Popular Income Plus Fund | Tax Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Risks. The Fund intends to operate in a manner that will cause it to be exempt from Puerto Rico income and municipal license tax under the Puerto Rico Internal Revenue Code of 2011, as amended (the “PR Code”) and the Puerto Rico Municipal Code as a registered investment company.

Puerto Rico Income Tax Exemption. To be exempt from Puerto Rico income tax the Fund must meet certain requirements. In Puerto Rico Treasury Determination 19-04 the Puerto Rico Treasury Department held that an investment company that (i) is organized in Puerto Rico, (ii) has its principal office in Puerto Rico, and (iii) is registered with the SEC under the 1940 Act, will be treated as a registered investment company under the Investment Companies Act of 2013 (“Act 93-2013”) and thus is entitled to the tax exemption and other tax benefits available under the PR Code to registered investment companies. If such determination is revoked by the Puerto Rico Treasury Department, (i) the Fund would be subject to a Puerto Rico income tax rate of up to 37.5% on its taxable interest income, its dividend income and its short term capital gains, and to a Puerto Rico income tax of up to 20% on its long term capital gains, and (ii) if the 15% Puerto Rico income tax had not been withheld on the Fund’s exempt dividends, and it is determined that that the failure to withhold was not due to reasonable cause, bona fide residents of Puerto Rico (the “Qualifying Individuals”) within the meaning of Sections 933 and 937 of the U.S. Code would be subject to a Puerto Rico income tax on the exempt dividends of up to 31.35%.

Municipal License Tax Exemption. Under Act 93-2013, Puerto Rico registered investment companies are exempt from the municipal license tax imposed by the Puerto Rico municipalities. Pursuant to Article 1.007 of the Municipal Code, Puerto Rico municipalities have the authority to impose taxes that are not incompatible with the taxes imposed by the Commonwealth of Puerto Rico. The municipality of San Juan may disagree with the holding of PR Treasury Determination 19-04 and refuse to treat the Fund as a registered investment company under Act 93-2013, causing the imposition of municipal license taxes of 1.5% on the gross revenues of the Fund.

Conduit Rule. Shareholders who are bona fide residents of Puerto Rico should note that, pursuant to the Regulations issued under Section 937(b) of the U.S. Code, dividends treated as Puerto Rico sourced income (under the general sourcing rules otherwise applicable to dividends paid by Puerto Rico corporations) may be treated as income from sources outside of Puerto Rico subject to U.S. federal income tax, if the investment in the Fund is treated as made pursuant to a conduit plan or arrangement (“conduit arrangements”). See the section entitled “Taxation”. We understand that said conduit regulations were not intended to apply to an actively managed investment company, such as the Fund, that is subject to regulation by governmental authorities and that, therefore, the general sourcing rules should apply to treat the dividends paid by the Fund as Puerto Rico sourced income excluded from U.S. federal income taxes by shareholders that are bona fide residents of Puerto Rico. However, the Internal Revenue Service (the “IRS”) or the courts may disagree with this interpretation and treat an investment in the Fund as a conduit arrangement, and, as a result, the dividends paid to shareholders who are bona fide residents of Puerto Rico would be treated as income from U.S. sources subject to U.S. federal income taxes of up to 37%.

U.S. Foreign Account Tax Compliance Act. Sections 1471 through 1474 (commonly known as “FATCA”) of the U.S. Code impose a 30% withholding tax upon most payments of U.S. sourced income made to certain “foreign financial institutions” (“FFI”) or “non-financial foreign entities” (“NFFE”), unless certain certification and reporting requirements are satisfied by such entities, including providing information with respect to their respective investors. In the case of most payments of U.S. sourced income, the 30% withholding applies to payments made after June 30, 2014. Pursuant to the final regulations issued by the U.S. Treasury and the IRS relating to FATCA, the Fund will be treated as a NFFE, but the Fund elected to register as a direct reporting NFFE with the IRS. Accordingly, the Fund will be required to provide to the IRS certain information with respect to its investors. If the Fund were to be unable to provide such investor information to the IRS or otherwise fail or be unable to comply with the legal and regulatory requirements of the U.S. Code with respect to FATCA, the Fund’s U.S. sourced income would be reduced, inasmuch as it would be subject to such 30% withholding tax. This reduction may negatively affect the Fund’s ability to fulfill its obligations. See the section entitled “Taxation” and consult your tax adviser.

Popular Income Plus Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPLFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.65%	[5]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.13%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.99%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.96%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,266
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,379
Annual Return 2012	rr_AnnualReturn2012	3.28%
Annual Return 2013	rr_AnnualReturn2013	(14.78%)
Annual Return 2014	rr_AnnualReturn2014	6.91%
Annual Return 2015	rr_AnnualReturn2015	(16.48%)
Annual Return 2016	rr_AnnualReturn2016	4.22%
Annual Return 2017	rr_AnnualReturn2017	(21.38%)
Annual Return 2018	rr_AnnualReturn2018	11.93%
Annual Return 2019	rr_AnnualReturn2019	14.80%
Annual Return 2020	rr_AnnualReturn2020	7.23%
Annual Return 2021	rr_AnnualReturn2021	3.32%
Annual Return 2022	rr_AnnualReturn2022	(14.92%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.82%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.91%)
1 Year	rr_AverageAnnualReturnYear01	(17.02%)
5 Years	rr_AverageAnnualReturnYear05	3.39%
10 Years	rr_AverageAnnualReturnYear10	(3.02%)
Popular Income Plus Fund | Class A Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.12%)	[7],[8]
5 Years	rr_AverageAnnualReturnYear05	2.02%	[7],[8]
10 Years	rr_AverageAnnualReturnYear10	(5.58%)	[7],[8]
Popular Income Plus Fund | Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.04%)	[7],[8]
5 Years	rr_AverageAnnualReturnYear05	2.07%	[7],[8]
10 Years	rr_AverageAnnualReturnYear10	(3.13%)	[7],[8]
Popular Income Plus Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IPLXC
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[9]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%	[2]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%	[3]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%	[4]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.65%	[5]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.13%	[6]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.99%	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.71%	[6]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 583
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,451
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,422
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	4,641
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	483
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,451
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,422
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,641
1 Year	rr_AverageAnnualReturnYear01	(15.53%)
5 Years	rr_AverageAnnualReturnYear05	3.23%
10 Years	rr_AverageAnnualReturnYear10	(3.46%)
Popular Income Plus Fund | Class I Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[10]
Maximum Deferred Sales Charge (as a percentage)	rr_MaximumDeferredSalesChargeOverOther	none	[10]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[1],[10]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.72%	[2],[10]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3],[10]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.21%	[4],[10]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	1.65%	[5],[10]
Component3 Other Expenses	rr_Component3OtherExpensesOverAssets	1.13%	[6],[10]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.99%	[6],[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.71%	[6],[10]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 380
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,155
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,947
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,014
1 Year	rr_AverageAnnualReturnYear01		[11]
5 Years	rr_AverageAnnualReturnYear05		[11]
10 Years	rr_AverageAnnualReturnYear10		[11]

[1]	The Fund will impose a 2.00% redemption fee on redemptions made within five business days after acquiring shares.
[2]	Pursuant to an investment advisory agreement between the Fund and Popular Asset Management LLC (the “Adviser”), the Management Fee paid by the Fund is based on a rate of 0.50% per annum of the Fund’s average daily total assets, which includes leverage. The Management Fee in the table is greater than 0.50% since it is computed as a percentage of the Fund’s net assets for presentation therein.
[3]	The Distribution and/or Service (12b-1) Fee reflects current fees.
[4]	The Administrative Fee reflects the current contractual rate of 0.06% per annum, charged as a percentage of the Fund’s average daily total assets, which includes leverage. The Administrative Fee in the table is greater than 0.06% since it is computed as a percentage of the Fund’s net assets for presentation therein.
[5]	Reflects Interest and Leverage Expenses associated with an investment strategy to enhance portfolio yield. Excluding the leverage expenses, Total Annual Fund Operating Expenses would have been 2.31%, 3.06% and 2.06% for Class A Shares, Class C Shares and Class I Institutional Shares, respectively.
[6]	Excludes 0.40% in estimated extraordinary expenses associated with the Fund’s registration under the 1940 Act (as defined below).
[7]	Returns After Taxes are calculated using the historical highest individual federal marginal income tax rates. After-tax returns do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A Shares only, and the after-tax returns for Class C Shares and Class I Institutional Shares will vary.
[8]	Returns After Taxes are not indicative of a typical shareholder’s experience, as shareholders are generally Puerto Rico residents not subject to U.S. federal tax.
[9]	There is no contingent deferred sales charge (“CDSC”) on Class C Shares after one year.
[10]	There are no outstanding Class I Institutional Shares as of the date of this prospectus.
[11]	There are no Class I Institutional Shares outstanding as of the date of this Prospectus. The returns for Class I Institutional Shares would have been substantially similar to the annual returns shown for Class A Shares because Class I Institutional Shares are invested in the same portfolio of securities as Class A Shares and the annual returns would differ only to the extent that the Classes do not have the same expenses.